Financial Instruments and risk management - Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents
Financial Instruments and risk management
Maximum exposure to credit risk	$ 35,738	$ 4,260
Trade receivables
Financial Instruments and risk management
Maximum exposure to credit risk	8,007	4,511
Fixed term deposits
Financial Instruments and risk management
Maximum exposure to credit risk	5,000
Zimbabwe | Cash and cash equivalents
Financial Instruments and risk management
Maximum exposure to credit risk	18,178	2,592
Zimbabwe | Trade receivables
Financial Instruments and risk management
Maximum exposure to credit risk	660	324
Jersey, Channel Islands | Cash and cash equivalents
Financial Instruments and risk management
Maximum exposure to credit risk	8,149	42
Jersey, Channel Islands | Fixed term deposits
Financial Instruments and risk management
Maximum exposure to credit risk	5,000
Other regions | Cash and cash equivalents
Financial Instruments and risk management
Maximum exposure to credit risk	9,411	1,626
Other regions | Trade receivables
Financial Instruments and risk management
Maximum exposure to credit risk	$ 7,347	$ 4,187